Property and Equipment	12 Months Ended
Dec. 31, 2013
Property And Equipment
Property and Equipment

The Company’s property and equipment consist of the following amounts as of December 31, 2013 and 2012:

	Cost	Accumulated Depreciation	December 31, 2012 Net Carrying Value
	$	$	$
Computer hardware	54,404	28,093	26,311
Laboratory equipment	63,866	13,430	50,436
Office furniture and equipment	18,500	3,861	14,639

	136,770	45,384	91,386

	Cost	Accumulated Depreciation	December 31, 2013 Net Carrying Value
	$	$	$
Computer hardware	56,672	45,437	11,235
Laboratory equipment	67,272	26,636	40,635
Office furniture and equipment	19,271	7,877	11,395

	143,215	79,950	63,265

During the years ended December 31, 2013 and 2012, the Company recognized $31,517 and $23,688 in depreciation expense respectively.